Loans (Details 7) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Loans
Amortized Cost	$ 229,000	$ 1,168,000
Loans 30-89 Days Past Due	0	0
Single-Family Residential
Loans
Amortized Cost	$ 229,000	149,000
Loans 30-89 Days Past Due		0
Commercial
Loans
Amortized Cost		669,000
Loans 30-89 Days Past Due		0
Commercial Not Real Estates
Loans
Amortized Cost		$ 350,000